Supplemental cash flow information	12 Months Ended
Dec. 31, 2022
Supplemental cash flow information	16. Supplemental cash flow information

	December 31, 2022	December 31, 2021
	$	$
Share issuance for royalty acquisition costs	12,456,390	636,851
Warrant issuance for royalty acquisition costs	1,183,086	-
Change in accrued dividends	447,583	-
Change in accrued deferred royalty acquisitions	69,675	(22,479)